Income from Discontinued Operations, Net - Total carrying amount of the consolidated net assets disposed (Details) - MXN ($) $ in Thousands	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 27,607,244	$ 46,193,173	$ 32,586,352	$ 51,130,992
Trade accounts and notes receivable, net		5,720,759	6,175,819
Other accounts, taxes receivable and notes receivable, net		70,603	125,486
Inventories		584,878	463,225
Other current assets		1,970,065	1,657,507
Total current assets		60,216,254	68,267,506
Non-current assets:
Property and equipment, net		60,698,200	63,664,261	77,848,576
Right-of-use assets, net		4,184,501	3,336,917	$ 6,085,861
Intangible assets, net		38,368,433	38,927,089
Deferred income tax assets		14,083,042	20,630,753
Other assets		187,588	149,060
Total non-current assets		168,201,771	183,390,390
Total assets		228,418,025	251,657,896
Current liabilities:
Current portion of lease liabilities		1,583,871	1,242,957
Trade accounts payable and accrued expenses		14,039,754	11,329,869
Income taxes payable		287,899	1,320,644
Employee benefits		1,249,587	1,258,587
Other current liabilities		2,065,170	1,688,913
Total current liabilities		28,105,037	27,303,096
Non-currents liabilities:
Lease liabilities, net of current portion		3,852,117	4,143,682
Post-employment benefits		954,248	772,482
Other non-current liabilities		3,738,072	3,490,669
Total non-current liabilities		97,784,127	112,659,175
Total liabilities		$ 125,889,164	$ 139,962,271
Spun-off Businesses
Current assets:
Cash and cash equivalents	$ 696,916
Trade accounts and notes receivable, net	514,284
Other accounts, taxes receivable and notes receivable, net	925,632
Inventories	130,645
Other current assets	587,439
Total current assets	2,854,916
Non-current assets:
Property and equipment, net	4,057,271
Right-of-use assets, net	982,190
Intangible assets, net	583,885
Deferred income tax assets	1,619,305
Other assets	15,466
Total non-current assets	7,258,117
Total assets	10,113,033
Current liabilities:
Current portion of lease liabilities	99,376
Trade accounts payable and accrued expenses	821,530
Customer deposits and advances	26,496
Income taxes payable	218,003
Employee benefits	182,394
Other current liabilities	47,320
Total current liabilities	1,395,119
Non-currents liabilities:
Lease liabilities, net of current portion	1,017,781
Post-employment benefits	55,000
Other non-current liabilities	340,435
Total non-current liabilities	1,413,216
Total liabilities	2,808,335
Total net assets	7,304,698
Decrease in net assets	$ 7,304,698